NVIT Blueprint Conservative Fund Expense Example - NVIT Blueprint Conservative Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,028
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,305
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 849